LEASES (Schedule of Minimum of Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Lessee Disclosure [Abstract]
Year one	$ 1,203
Year two	1,102
Year three	242
Year four	14
Year five	2
Total undiscounted lease payments	2,563
Less: imputed interest	(86)
Present value of lease liabilities	$ 2,477